Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Activity in Recorded Environmental Liabilities
We had the following activity in our recorded environmental liabilities for the three months ended March 31, 2014, as follows (in thousands):

Beginning balance at December 31, 2013	$16,599
Expenditures	(1,322)
Changes in estimates recorded to earnings and other	—
Foreign currency translation	57
Ending balance at March 31, 2014	15,334
Less amounts reported in Accrued expenses	7,118
Amounts reported in Other noncurrent liabilities	$8,216